CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss before taxation	¥ (89,841,000)	¥ (193,062,000)	¥ (9,445,000)
Adjustments for
Operating lease charge	14,067,000	13,082,000	12,187,000
Depreciation of property, plant and equipment	96,000	12,000	12,000
Amortization of prepaid expenses			2,677,000
Write down of inventories ( reversal of inventory provision)	(99,237,000)	(2,301,000)	(56,766,000)
Bad debt provision of trade receivables	125,554,000	150,268,000	68,661,000
Share based compensation	1,835,000	1,135,000	627,000
Interest expense on lease liability	2,166,000	2,746,000	315,000
Operating cash flows before working capital changes	(45,360,000)	(28,120,000)	18,268,000
Increase in inventories	119,850,000	115,395,000	18,817,000
Increase in trade receivables	(75,499,000)	(74,714,000)	(21,570,000)
Decrease (Increase) in other receivables and prepayments	(19,936,000)	1,191,000	(40,000)
Decrease in trade payables	(461,000)	(15,826,000)	(1,753,000)
Decrease(Increase) in unearned revenue	15,545,000	(619,000)	619,000
Decrease (Increase) in taxes payable	(1,756,000)	2,922,000	(5,502,000)
Decrease (Increase) in accrued liabilities and other payables	(465,000)	(497,000)	(2,552,000)
Cash generated from (used in) operations	(8,082,000)	(268,000)	6,287,000
Income tax paid	(41,000)	(45,000)
Net cash generated from (used in) operating activities	(8,123,000)	(313,000)	6,287,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets	(1,279,000)	(46,000)
Decrease in restricted cash		2,785,000	(1,066,000)
Net cash generated from (used in) investing activities	(1,279,000)	2,739,000	(1,066,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment for lease liabilities	(15,447,000)	(14,841,000)	(13,902,000)
Insurance of share capital for equity financing	29,586,000	16,045,000	5,033,000
Warrants exercised	10,258,000		2,948,000
Advance from related parties		131,000	14,000
Net cash generated from (used in) financing activities	24,397,000	1,335,000	(5,907,000)
NET INCREASE IN CASH & EQUIVALENTS	14,995,000	3,761,000	(686,000)
CASH & EQUIVALENTS, BEGINNING OF YEAR	12,344,000	8,212,000	9,016,000
EFFECT OF FOREIGN EXCHANGE RATE DIFFERENCES	541,000	371,000	(118,000)
CASH & EQUIVALENTS, END OF YEAR	¥ 27,880,000	¥ 12,344,000	¥ 8,212,000